UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12636 High Bluff Drive, Suite 220
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Art Lascano
Title:     Fund Administrator
Phone:     760-804-7742

Signature, Place, and Date of Signing:

      /s/ Art Lascano     Carlsbad, CA     November 05, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $58,029 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYS INC                  CL A             00845V100     1029   980000 SH       SOLE                   980000        0        0
BALLARD PWR SYS INC            COM              05858H104      371    50000 SH       SOLE                    50000        0        0
CAREMARK RX INC                COM              141705103      802    25000 SH       SOLE                    25000        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889     1407    50000 SH       SOLE                    50000        0        0
CENTILLIUM COMMUNICATIONS IN   COM              152319109       24    10000 SH       SOLE                    10000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3166   200000 SH       SOLE                   200000        0        0
CHORDIANT SOFTWARE INC         COM              170404107      409   140700 SH       SOLE                   140700        0        0
COMCAST CORP NEW               CL A             20030N101     2118    75000 SH       SOLE                    75000        0        0
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507     2334   200000 SH       SOLE                   200000        0        0
DANIELSON HLDG CORP            COM              236274106     1918   315000 SH       SOLE                   315000        0        0
DRUGSTORE COM INC              COM              262241102      342   100000 SH       SOLE                   100000        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     4990    85000 SH       SOLE                    85000        0        0
ESSEX CORP                     COM              296744105     1522   132000 SH       SOLE                   132000        0        0
FINISAR                        COM              31787A101      325   250000 SH       SOLE                   250000        0        0
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     1130   200000 SH       SOLE                   200000        0        0
GLOBAL SIGNAL INC              COM              37944Q103     1202    52500 SH       SOLE                    52500        0        0
HILFIGER TOMMY CORP            ORD              G8915Z102     1135   115000 SH       SOLE                   115000        0        0
ISOLAGEN INC                   COM              46488N103     2276   240800 SH       SOLE                   240800        0        0
JPMORGAN & CHASE & CO          COM              46625H100     6953   175000 SH       SOLE                   175000        0        0
MATRIXONE INC                  COM              57685P304      380    75000 SH       SOLE                    75000        0        0
MICRON TECHNOLOGY INC          COM              595112103     1203   100000 SH       SOLE                   100000        0        0
MOTOROLA INC                   COM              620076109     1804   100000 SH       SOLE                   100000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604      823    35000 SH       SOLE                    35000        0        0
OPENTV CORP                    CL A             G67543101      397   130000 SH       SOLE                   130000        0        0
SANMINA SCI CORP               COM              800907107     1410   200000 SH       SOLE                   200000        0        0
SAPIENT CORP                   COM              803062108      763   100000 SH       SOLE                   100000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5692   200000 SH       SOLE                   200000        0        0
SIEBEL SYS INC                 COM              826170102      566    75000 SH       SOLE                    75000        0        0
SONUS PHARMACEUTICALS INC      COM              835692104     2263   610000 SH       SOLE                   610000        0        0
SUNTERRA CORP                  COM NEW          86787D208     2076   217800 SH       SOLE                   217800        0        0
TARO PHARMACEUTICAL INDS LTD   ORD              M8737E108     1169    50000 SH       SOLE                    50000        0        0
UNITED MICROELECTRONICS CORP   SPONSORED ADR    910873207      363   107337 SH       SOLE                   107337        0        0
VARIAN MED SYS INC             COM              92220P105     1729    50000 SH       SOLE                    50000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3938   100000 SH       SOLE                   100000        0        0